CLINICAL TRIALS	12 Months Ended
Dec. 31, 2020
Disclosure of Clinical Trials [Abstract]
CLINICAL TRIALS
NOTE 13:-
CLINICAL TRIALS

On November 13, 2020 (the "First Agreement Execution Date"), the Company entered into a Master Clinical Research Organization Agreement (the "First Agreement"), and on December 3, 2020, the Company entered into a Master Clinical Trial Agreement (the "Second Agreement") both with Lotus Clinical Research as the Company's clinical research organization for the Company's planned Phase 3 trials of PRF-110, which are expected to take place in 2021.

Under the First Agreement, a non-refundable payment of $581 was made on December 28, 2020.  Such payment was accounted for as prepaid clinical trial expenses as of December 31, 2020.

Under the Second Agreement, a non-refundable deposit (the "Second Agreement Deposit") of $710 is required. As of December 31, 2020, the Second Agreement Deposit was not paid yet. For the year ended December 31, 2020, the Company recorded $710 as deferred clinical trial costs to reflect this non-refundable due.